Financial Instruments (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Marketable Securities, Realized Gain (Loss)	$ 49	$ 33
Marketable Securities	$ 108	$ 59